Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

11. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	159,409	232,007	35,557
Increase in goodwill related to acquisitions during the year	72,598	—	—
Accumulated impairment loss	—	—	—
Balance at the end of year	232,007	232,007	35,557